Note 12 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Text Block]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥3,818,930	¥5,970,007	¥7,825,846	$83,113
Foreign	15,059	6,213	(68,982)	(733)
Total	¥3,833,989	¥5,976,220	¥7,756,864	$82,380
Income taxes―current:
Domestic	¥351,592	¥2,489,350	¥3,140,964	$33,357
Foreign	(2,770)	422	(6,254)	(66)
Total	¥348,822	¥2,489,772	¥3,134,710	$33,291
Income taxes―deferred:
Domestic	¥606,875	¥35,714	¥(528,832)	$(5,616)
Foreign	－	－	1,704	18
Total	¥606,875	¥35,714	¥(527,128)	$(5,598)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	－	¥147,043	－	¥290,623	－	$3,086
Capital leases	¥6,369	－	¥73,735	－	$783	－
Accrued expenses	739,404	－	713,056	－	7,573	－
Retirement and pension cost	648,240	－	758,240	－	8,053	－
Allowance for doubtful accounts	70,114	－	66,170	－	703	－
Depreciation	103,374	－	48,315	－	513	－
Net loss on other investments	354,714	－	285,505	－	3,032	－
Operating loss carryforwards	1,432,104	－	1,416,522	－	15,044	－
Transactions in transit*	－	53,798	－	47,983		510
Impairment loss on telephone rights	76,181	－	77,101	－	819	－
Accrued enterprise tax	171,358	－	179,725	－	1,909	－
Asset retirement obligation	107,371	－	120,116	－	1,276	－
Deferred revenue	260,411	－	468,382	－	4,974	－
Customer relationship	－	1,903,137	－	1,690,781	－	17,956
Tax deduction of goodwill	－	383,005	－	528,299	－	5,611
Excess of tax deductible goodwill over the reported amount of goodwill	808,944	－	570,356	－	6,057	－
Trademark	－	55,645	－	38,413	－	408
Investments in equity method investees	－	－	－	168,061	－	1,785
Other	242,000	157,220	237,761	159,753	2,524	1,697
Total	5,020,584	2,699,848	5,014,984	2,923,913	53,260	31,053
Valuation allowance	(2,008,886)	－	(1,361,807)	－	(14,462)	－

Total	¥3,011,698	¥2,699,848	¥3,653,177	¥2,923,913	$38,798	$31,053

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Thousands of Yen
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2014	－	－	－
2015	－	－	－
2016	－	－	－
2017	－	－	¥38,427
2018 and thereafter	¥303,194	¥89,889	3,666,158

Total	¥303,194	¥89,889	¥3,704,585
	Thousands of U.S. Dollars
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2014	－	－	－
2015	－	－	－
2016	－	－	－
2017	－	－	$408
2018 and thereafter	$3,220	$955	38,935

Total	$3,220	$955	$39,343

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Amount computed by using normal Japanese statutory tax rate	¥1,571,935	¥2,450,250	¥2,970,879	$31,551
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	146,060	81,115	89,012	945
Reversal of reserve for tax contingencies	(8,312)	－	－	－
Inhabitant tax―per capita	39,676	34,415	35,809	380
Expiration of operating loss carryforward	616,400	176,829	－	－
Change in valuation allowance*	(1,458,455)	(107,171)	(666,973)	(7,083)
Tax effects on investments in equity method investees	－	－	168,061	1,785
Enterprise tax ―not based on income	61,085	68,960	77,868	827
Tax rate change	－	(110,381)	－	－
Other—net	(12,692)	(68,531)	(67,074)	(712)

Income tax expense as reported	¥955,697	¥2,525,486	¥2,607,582	$27,693

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward [Table Text Block]
Thousands of Yen
2011
Balance at April 1, 2010	¥9,391
Decrease due to the adjustment of the difference between the actual transaction and the terms of the BAPA	(8,951)
Translation adjustment	(440)
Balance at March 31, 2011	－